Fee and Commission Income (Tables)	6 Months Ended
Sep. 30, 2020
Text block [abstract]
Summary of Fee and Commission Income
Fee and commission income for the six months ended September 30, 2020 and 2019 consisted of the following:

	For the six months ended September 30,
	2020	2019
	(In millions)
Loans	¥55,601	¥62,815
Credit card business	146,308	150,857
Guarantees	32,459	33,669
Securities-related business	75,761	68,803
Deposits	7,314	6,796
Remittances and transfers	67,867	70,384
Safe deposits	2,106	2,191
Trust fees	2,243	2,119
Investment trusts	71,930	72,609
Agency	3,973	4,956
Others	76,826	87,676

Total fee and commission income	¥542,388	¥562,875